SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net income		$ 552	$ 699	$ 888	$ 1,124
Income tax (expense) benefit		(228)	(152)	(387)	(268)
Restructuring expense of Industrial Activities		(6)	(5)	(8)	(6)
Net income (loss) from discontinued operations		0	185	0	247
Pre-tax gain from amortization of benefits modification		6		12
Amortization period of retirement benefits payable	4 years 6 months					4 years
Reduction of plan liability	$ 527					$ 100
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		(43)	(34)	(72)	(65)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		654	572	1,083	965
Net income		780	666	1,275	1,145
Interest expense of Industrial Activities, net of interest income and eliminations		(35)	(31)	(70)	(71)
Foreign exchange gains (losses), net of Industrial Activities		13	(4)	0	(15)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities		40	35	77	70
Restructuring expense of Industrial Activities		(6)	(5)	(8)	(6)
Other discrete items of Industrial Activities(2)		(19)	(12)	(58)	(13)
Separation costs		3	8	6	9
Proceed from sale of business, held for sale		16		8
Asset write-downs				44
Industrial Activities | Operating segments | 2018 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification		30	60	$ 30	$ 60
Amortization period of retirement benefits payable				4 years 6 months
Reduction of plan liability				$ 527
Industrial Activities | Operating segments | 2021 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Amortization period of retirement benefits payable					4 years
Reduction of plan liability					$ 101
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		663	582	1,089	981
Construction | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		34	24	66	49
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income		95	85	177	163
Income tax (expense) benefit		$ (38)	$ (26)	$ (74)	$ (52)